Note 16 - Commitments and Contingencies - Commitments (Details) $ in Thousands	Jun. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	$ 2,938,427
Not later than one year [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	1,125,798
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	1,386,530
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	325,257
Later than five years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	$ 100,842